Supplementary Financial Information (Summary of Investments And Other Property) (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplementary Financial Information [Abstract]
Assets related to employee benefit plans, including employee savings programs	$ 111	$ 111	$ 98
Land and other investments	10	2	2
Total investments and other property	$ 121	$ 113	$ 100